Inventories (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories	Inventories consist of the following:
	As of December 31,
	2017	2018
	RMB	RMB

Products	375,024	650,271
Packing materials and others	7,004	77

Inventories	382,028	650,348